Loans and Allowance for Credit Losses, Forward Looking Macroeconomic Variables - Additional Information (Detail)	12 Months Ended
Oct. 31, 2018
Bottom of range [member]
Disclosure of credit risk exposure [line items]
Remaining Forecast Period for Macroeconomic Variables	2 years
Top of range [member]
Disclosure of credit risk exposure [line items]
Remaining Forecast Period for Macroeconomic Variables	5 years